Tax Benefit (expense) Allocated to each Component of Other Comprehensive Income (loss) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Other Comprehensive Income (Loss), Tax [Abstract]
Other comprehensive income (loss) before reclassification	¥ (280)	$ (40)	¥ (409)	¥ (215)
Amounts reclassified from accumulated other comprehensive income (loss)	402	58	328	163
Net current-period other comprehensive income (loss)	¥ 122	$ 18	¥ (81)	¥ (52)